Warrants - Fair value of warrant liabilities (Details) - Private warrants $ in Thousands	4 Months Ended
Dec. 31, 2021 USD ($)
Financing Receivable, Impaired [Line Items]
Warrant liability as at September 9, 2021	$ 12,501
Reduction in fair value of warrants liability	(9,375)
Warrant liability as at September 30, 2021	$ 3,126